Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Acquisitions
NOTE 3. ACQUISITIONS
(a) Keystone Shops
On July 8, 2021, the Company acquired 100% of the membership interests of Anna Holdings, LLC, the sole member of Chamounix Ventures, LLC which holds a permit to operate dispensaries under Keystone Shops (“Keystone Shops”) with locations in Philadelphia, Devon and King of Prussia, Pennsylvania. Total consideration was $55.6 million consisting of $20.3 million in cash, inclusive of net working capital adjustments, and 1,009,336 in Trulieve Subordinate Voting Shares (“Trulieve Shares”) with a fair value of $35.4 million. The agreement provides for an additional $5.0 million in consideration which is contingent on the enactment, adoption or approval of laws allowing for adult-use
cannabis in the Commonwealth of Pennsylvania. No liability has been recorded for this contingent consideration, as it was not estimated to be probable at the time of acquisition. The acquisition was accounted for as a business combination in accordance with the Accounting Standards Codification (ASC) 805, Business Combinations. Goodwill arose because the consideration paid for the business acquisition reflected the benefit of expected revenue growth and future market development. These benefits were not recognized separately from goodwill because they do not meet the recognition criteria for identifiable intangible assets. Goodwill is subject to the limits of IRC Section 280E under which the Company is only allowed to deduct expenses directly related to the cost of production, therefore goodwill is not deductible.

(dollars in thousands)
Consideration:
Cash	$20,251
Shares issued upon acquisition	35,385

Fair value of consideration exchanged	$55,636

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$500
Inventories	1,766
Prepaid expenses and other current assets	240
Property and equipment	1,144
Right of use asset—finance	1,340
Intangible assets
Dispensary license	27,000
Tradename	100
Favorable leasehold interests, net	86
Goodwill	40,072
Other assets	40
Accounts payable and accrued liabilities	(878)
Income tax payable	(2,892)
Operating lease liabilities	(1,340)
Other long-term liabilities	(2,179)
Deferred tax liability	(9,363)

Total net assets acquired	$55,636

The acquired intangible assets include a dispensary license which is treated as a definite-lived intangible asset amortized over a
15-year
useful life, as well as tradename and net favorable leasehold interests which were fully amortized in the period
of acquisition due to useful life and materiality considerations.

(b) Patient Centric of Martha’s Vineyard
On July 2, 2021, the Company acquired certain assets of Patient Centric of Martha’s Vineyard (“PCMV”) including the rights to a Provisional Marijuana Retailers License from the Massachusetts Cannabis Control Commission, the right to exercise an option held by PCMV to lease real property in Framingham, Massachusetts for use as a marijuana retailer, and necessary municipal entitlements to operate as a marijuana retailer at the property. Total consideration was 258,383 in Trulieve Shares, of which 10,879 are subject to a holdback for six months as security for any indemnity claims by the Company under the asset purchase agreement. The fair value of the equity exchange was $10.0 million. The Company analyzed the acquisition under ASU
2017-01,
Business Combinations (Topic 805): Clarifying the Definition of a Business,
determining PCMV did not meet the definition of a business as PCMV did not have inputs, processes, and outputs in place that constituted a business under Topic 805. As a result, the acquisition of PCMV has been accounted for as an asset acquisition, whereby all of the assets acquired and liabilities assumed are assigned a carrying amount based on relative fair values.

(dollars in thousands)
Consideration:
Shares issued upon acquisition	$10,012
Transaction costs	18

Fair value of consideration exchanged	$10,030

Recognized amounts of identifiable assets acquired and liabilities assumed:
Right of use asset—finance	$1,756
Intangible assets
Dispensary license	13,298
Finance lease liabilities	(2,321)
Deferred tax liability	(2,703)

Total net assets acquired	$10,030

The acquired intangible asset is represented by the
adult-use
license and is treated as a definite-lived intangible asset amortized over a
15-year
useful life.
(c) Nature’s Remedy of Massachusetts, Inc.
On June 30, 2021, the Company completed an asset purchase agreement whereby Trulieve acquired a licensed, but not yet operating, adult-use
dispensary location from Nature’s Remedy of Massachusetts, Inc. (“Nature’s Remedy”). The Company analyzed the acquisition under ASU
2017-01,
Business Combinations (Topic 805): Clarifying the Definition of a Business,
determining Nature’s Remedy did not meet the definition of a business as Nature’s Remedy did not have inputs, processes, and outputs in place that constituted a business under Topic 805. As a result, the acquisition of Nature’s Remedy has been accounted for as an asset acquisition, whereby all of the assets acquired and liabilities assumed are assigned a carrying amount based on relative fair values. During the third quarter of 2021, the Company recorded an adjustment of $2.6 million increasing the cost of the acquisition due to an adjustment to the fair value of the equity consideration and updated the purchase price allocation accordingly, which updated equity consideration from contract value to fair value as of the closing date, and also updated the associated deferred tax liability. This adjustment resulted in an updated total consideration of $16.2 million consisting of $7.0 million in cash and 237,881 in Trulieve Shares with an updated fair value of $9.1 million and less than $0.1 million in transaction costs. Refer to “
Note 2. Basis of Presentation
” under “
Revisions of Previously Issued Financial Statements
” above for additional details. The adjusted net assets acquired are as follows:

(dollars in thousands)
Consideration:
Cash	$7,000
Shares issued upon acquisition	9,139
Transaction costs	23

Fair value of consideration exchanged	$16,162

Recognized amounts of identifiable assets acquired and liabilities assumed:
Prepaid expenses and other current assets	$12
Property and equipment	1,006
Right of use asset—finance	799
Intangible assets
Dispensary license	19,630
Accounts payable and accrued liabilities	(335)
Finance lease liability	(594)
Deferred tax liability	(4,356)

Total net assets acquired	$16,162

The acquired intangible asset is represented by the
adult-use
license and is treated as a definite-lived intangible asset amortized over a
15
-year
useful life.
(d) Solevo Wellness West Virginia, LLC
On June 8, 2021, the Company acquired 100% of the membership interests of Solevo Wellness West Virginia, LLC (“Solevo WV”) which holds three West Virginia dispensary licenses. The Company analyzed the acquisition under ASU
2017-01,
Business Combinations (Topic 805): Clarifying the Definition of a Business,
determining Solevo WV did not meet the definition of a business as substantially all of the fair value of the gross assets acquired are concentrated in a single identifiable asset. Therefore, the transaction has been accounted for as an asset acquisition. During the third quarter of 2021, the Company recorded an adjustment of $0.1 million decreasing the cost of the acquisition due to an adjustment to the fair value of the equity consideration, which updated equity consideration originally recorded at contract value to fair value as of the closing date, and also updated the associated deferred tax liability. This adjustment resulted in an updated total consideration of $0.8 million consisting of $0.2 million in cash, 11,658 in Trulieve Shares with an updated fair value of $0.4 million, $0.1 million in debt forgiveness and less than $0.1 million in transaction costs. The consideration of $0.8 million was allocated to acquired assets of $1.0 million, which are treated as definite-lived intangible assets amortized over a
15-year
useful life, offset by a related deferred tax liability of $0.2 million. Refer to “
Note 2. Basis of Presentation
” under “
Revisions of Previously Issued Financial Statements
” above for additional details.
(e) Mountaineer Holding, LLC
On May 6, 2021, the Company acquired 100% of the membership interests of Mountaineer Holding LLC (“Mountaineer”) which holds a cultivation permit and two dispensary permits in West Virginia. The Company analyzed the acquisition under ASU
2017-01,
Business Combinations (Topic 805): Clarifying the Definition of a Business,
determining Mountaineer did not meet the definition of a business as substantially all of the fair value of the gross assets acquired are concentrated in a single identifiable asset. Therefore, the transaction has been accounted for as an asset acquisition. During the third quarter of 2021, the Company recorded an adjustment of $0.5 million decreasing the cost of the acquisition due to an adjustment to the fair value of the equity consideration, which updated equity consideration originally recorded at contract value to fair value as of the closing date, and also updated the associated deferred tax liability. This adjustment resulted in an updated total consideration of $5.5 million, consisting of $3.0 million in cash and 60,342 in Trulieve Shares with a fair value of $2.5 million. The consideration of $5.5 million has been allocated to the $7.0 million of acquired assets which are treated as definite-lived intangible assets amortized over a
15-year
useful life, offset by a related deferred tax liability of $1.5 million. Refer to “
Note 2. Basis of Presentation
” under “
Revisions of Previously Issued Financial Statements
” above for additional details.

(f) PurePenn, LLC and Pioneer Leasing & Consulting, LLC
On November 12, 2020, the Company acquired 100% of the membership interests of both PurePenn, LLC, which holds a permit to cultivate and process medical marijuana in Pennsylvania, and Pioneer Leasing & Consulting, LLC (collectively “PurePenn”). The purpose of this acquisition was to operate the cultivation and manufacturing facility located in McKeesport, Pennsylvania. Trulieve acquired PurePenn for an upfront payment valued at $48.7 million, comprised of 1,298,964 in Trulieve Shares with a fair value of $29.7 million and $19.0 million in cash, plus a potential earn-out
payment of up to 2,405,488 Trulieve Shares based on the achievement of certain agreed upon EBITDA milestones. The earn-out
period is through the end of 2021. The acquisition was accounted for as a business combination in accordance with the Accounting Standards Codification (ASC) 805, Business Combinations. As of September 30, 2021, total transaction costs related to the acquisition were approximately $1.8 million. Goodwill arose because the consideration paid for the business acquisition reflected the benefit of expected revenue growth and future market development. These benefits were not recognized separately from goodwill because they do not meet the recognition criteria for identifiable intangible assets. Goodwill is subject to the limits of IRC Section 280E under which the Company is only allowed to deduct expenses directly related to the cost of production, therefore goodwill is not deductible.
For the three months ended June 30, 2021, the Company recorded an adjustment to the initial valuation of shares issued upon acquisition, which increased the fair value of the consideration exchanged and the estimated purchase price by $2.7 million and increased goodwill by $2.7 million and we recorded an adjustment to the initial valuation of contingent consideration payable in shares, which reduced contingent consideration payable in shares and the estimated purchase price by $3.0 million and decreased goodwill by $3.0 million. For the three months ended September 30, 2021, the Company recorded an adjustment to the deferred tax liability decreasing goodwill and the associated deferred tax liability by $0.6 million.
The following table summarizes the allocation of consideration exchanged for the estimated fair value of tangible and identifiable intangible assets acquired and liabilities assumed:

(dollars in thousands)
Consideration:
Cash	$19,000
Shares issued upon acquisition	29,711
Contingent consideration payable in shares	46,951

Fair value of consideration exchanged	$95,662

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$563
Accounts receivable	1,300
Prepaid expenses and other current assets	376
Inventories	7,461
Property and equipment, net	26,233
Intangible assets, net:
State license	45,310
Moxie license	2,960
Tradename	580
Goodwill	46,349
Other assets	478
Accounts payable and accrued liabilities	(2,189)
Construction finance liability	(17,413)
Deferred tax liability	(16,346)

Total net assets acquired	$95,662

(g) Keystone Relief Centers, LLC
On November 12, 2020, the Company acquired 100% of the membership interests of Keystone Relief Centers, LLC (referred to herein as “Solevo Wellness”), which holds a permit to operate three medical marijuana dispensaries in the Pittsburgh, Pennsylvania area. Trulieve acquired Solevo for an upfront purchase price of $21.0 million, comprised of $10.0 million in cash and 481,097 in Trulieve Shares with a fair value of $11.0 million, plus a potential earn-out
payment of up to 721,647 Trulieve Shares based on the achievement of certain agreed upon EBITDA milestones. The earn-out
period is through the end of 2021. The acquisition was accounted for as a business combination in accordance with the Accounting Standards Codification (ASC) 805, Business Combinations.
As of
September 30, 2021, total transaction costs related to the acquisition were approximately $0.9 million. Goodwill arose because the consideration paid for the business acquisition reflected the benefit of expected revenue growth and future market development. These benefits were not recognized separately from goodwill because they do not meet the recognition criteria for identifiable intangible assets. Goodwill is subject to the limits of IRC Section 280E under which the Company is only allowed to deduct expenses directly related to the cost of production, therefore goodwill is not deductible.
During 2021, the purchase price allocations were adjusted, primarily to net working capital, goodwill and intangible assets. For the three mo nths ended March 31, 2021, we recorded an adjustment of $3.8 million to the initial valuation amount of intangible assets for the dispensary license, increasing the dispensary license balance by $3.8 million and decreasing goodwill by $3.8 million. For the three months ended June 30, 2021, we recorded an adjustment to the initial valuation of shares issued upon issuance, which increased the fair value of the consideration exchanged by $1.0 million and increased goodwill by $1.0 million, and we recorded an adjustment to the initial valuation of contingent consideration payable in shares, which increased contingent consideration payable in shares and the estimated purchase price by $0.2 million and increased goodwill by $0.2 million. For the three months ended September 30, 2021, the Company recorded an adjustment to the deferred tax liability increasing goodwill and the associated deferred tax liability by $1.2 million.
The following table summarizes the final allocation of consideration exchanged for the estimated fair value of tangible and identifiable intangible assets acquired and liabilities assumed:

(dollars in thousands)
Consideration:
Cash	$10,000
Shares issued upon acquisition	11,004
Contingent consideration payable in shares	15,249
Net working capital adjustment	624

Fair value of consideration exchanged	$36,877

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$1,229
Accounts receivable	117
Prepaid expenses and other current assets	91
Inventories	2,337
Property and equipment, net	2,245
Right of use asset	2,156
Intangible assets, net:
Dispensary license	19,890
Tradename	930
Goodwill	17,985
Accounts payable and accrued liabilities	(790)
Lease liability	(2,156)
Deferred tax liability	(7,157)

Total net assets acquired	$36,877

3.	ACQUISITIONS
(a) PurePenn, LLC and Pioneer Leasing & Consulting, LLC
On November 12, 2020, the Company acquired 100% of the membership interests of both PurePenn, LLC and Pioneer Leasing & Consulting, LLC (collectively “PurePenn”). The purpose of this acquisition was to acquire the cultivation and manufacturing facility located in McKeesport, Pennsylvania. Trulieve acquired PurePenn for an upfront payment of $46 million, comprised of $27 million or 1,780,061 in Trulieve subordinate voting shares (“Trulieve Shares”) and $19 million in cash, plus a potential earn-out payment
of up to 2,405,488 Trulieve Shares based on the achievement of certain agreed EBITDA milestones. The earn-out
period is through the end of 2021. The acquisition was accounted for as a business combination in accordance with the Accounting Standards Codification (ASC) 805, Business Combinations, and related operating results are included in the accompanying consolidated statements of operations and comprehensive income, changes in shareholders’ equity, and statement of cash flows for periods subsequent to the acquisition date. Total transaction costs related to the acquisition were approximately $1.8 million and have been included in the year ended December 31, 2020 consolidated statements of operations and comprehensive income. Goodwill arose because the consideration paid for the business acquisition reflected the benefit of expected revenue growth and future market development. These benefits were not recognized separately from goodwill because they do not meet the recognition criteria for identifiable intangible assets. Goodwill is subject to the limits of IRC Section 280E under which the Company is only allowed to deduct expenses directly related to the cost of production, therefore goodwill is not deductible.

The following table summarizes the allocation of consideration exchanged for the estimated fair value of tangible and identifiable intangible assets acquired and liabilities assumed:

(dollars in thousands)
Consideration:
Cash	$19,000
Shares issued upon issuance	27,000
Contingent consideration payable in shares	50,000

Fair value of consideration exchanged	$96,000

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$563
Accounts receivable	1,300
Prepaids and other current assets	376
Inventory	7,461
Property and equipment, net	26,233
Intangible assets:
Tradename	580
Moxie license	2,960
State license	45,310
Goodwill	47,311
Other assets	478
Accounts payable and accrued expenses	(2,189)
Construction liability	(17,413)
Deferred tax liability	(16,970)

Total net assets acquired	96,000

(b) Keystone Relief Centers, LLC
On November 12, 2020, the Company acquired 100% of the membership interests of Keystone Relief Centers, LLC (referred to herein as “Solevo Wellness”). The purpose of this acquisition was to acquire the licenses to operate three medical marijuana dispensaries in the Pittsburgh, Pennsylvania area. Trulieve acquired Solevo for an upfront purchase price of $20 million, comprised of $10 million in cash and $10 million or 481,097 in Trulieve Shares, plus a potential earn-out payment
of up to 721,647 Trulieve Shares based on the achievement of certain agreed EBITDA milestones. The earn-out
period is through the end of 2021. The acquisition was accounted for as a business combination in accordance with the Accounting Standards Codification (ASC) 805, Business Combinations, and related operating results are included in the accompanying consolidated statements of operations and comprehensive income, changes in shareholders’ equity, and statement of cash flows for periods of subsequent to the acquisition date. Total transaction costs related to the acquisition were approximately $0.9 million and have been included in the year ended December 31, 2020 consolidated statements of operations and comprehensive income. Goodwill arose because the consideration paid for the business acquisition reflected the benefit of expected revenue growth and future market development. These benefits were not recognized separately from goodwill because they do not meet the recognition criteria for identifiable intangible assets. Goodwill is subject to the limits of IRC Section 280E under which the Company is only allowed to deduct expenses directly related to the cost of production, therefore goodwill is not deductible.
The preliminary valuation was based on Management’s estimates and assumptions which are subject to change within the purchase price allocation period (generally one year from the acquisition date). The primary areas of the purchase price allocation that are not yet finalized relate to the valuation of the tangible and intangible assets acquired and the residual goodwill.

The following table summarizes the allocation of consideration exchanged for the estimated fair value of tangible and identifiable intangible assets acquired and liabilities assumed:

(dollars in thousands)
Consideration:
Cash	$10,000
Shares issued upon issuance	10,000
Contingent consideration payable in shares	15,000
Net working capital adjustment	715

Fair value of consideration exchanged	$35,715

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$1,229
Accounts receivable	117
Prepaids and other current assets	91
Inventory	2,337
Property and equipment, net	2,245
Right of use asset	2,156
Intangible assets:
Dispensary License	16,090
Tradename	930
Goodwill	19,473
Accounts payable and accrued expenses	(790)
Lease liability	(2,156)
Deferred tax liability	(6,007)

Total net assets acquired	$35,715

The consolidated
unaudited proforma revenue and net income, which includes our acquisition of PurePenn and Solevo Wellness, assuming the acquisition occurred on January 1, 2020 through December 31, 2020 were approximately $575.2 million and $75.7 million. Financial information is not available for the years ended December 31, 2019 and 2018.
(c) The Healing Corner, Inc.
On May
21, 2019, the Company acquired all of the issued and outstanding shares of The Healing Corner, Inc. The purpose of this acquisition was to acquire the medical marijuana license in the State of Connecticut. The acquisition was financed with cash on hand and borrowings. The acquisition was accounted for as a business combination in accordance with Accounting Standards Codification (ASC) 805, Business Combinations, and related operating results are included in the accompanying consolidated statements of operations and comprehensive income, changes in shareholders’ equity, and statements of cash flows for periods subsequent to the acquisition date. Total transaction costs related to the acquisition were approximately $0.3 million and has been included in the year ended December 31, 2019 consolidated statements of operations and comprehensive income. Goodwill arose because the consideration paid for the business acquisition reflected the benefit of expected revenue growth and future market development. These benefits were not recognized separately from goodwill because they do not meet the recognition criteria for identifiable intangible assets. Goodwill is subject to the limits of IRC Section 280E under which the Company is only allowed to deduct expenses directly related to the cost of production.

The following table summarizes the allocation of consideration exchanged for the estimated fair value of tangible and identifiable intangible assets acquired and liabilities assumed:

(dollars in thousands)
Consideration:
Cash	$19,900

Fair value of consideration exchanged	$19,900

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$2
Inventory	73
Prepaids	4
Property and equipment, net	203
Intangible assets:
Dispensary License	14,300
Trademark	321
Customer Relationship	1,000
Non-Compete	35
Goodwill	7,316
Accrued expenses	(4)
Deferred tax liability	(3,350)

Total net assets acquired	$19,900

(d) Life Essence, Inc.
On December
13, 2018, the Company acquired all of the issued and outstanding shares of Life Essence, Inc. The purpose of this acquisition was to acquire the licenses to operate three medical marijuana dispensaries and a marijuana cultivation and processing facility. The acquisition was financed with cash on hand. The Company determined that the net assets acquired did not meet the definition of a business in accordance with ASC 805, Business Combinations, and was therefore accounted for as an asset acquisition. Operating results of the acquired entity are included in the accompanying consolidated statement of operations and comprehensive income, changes in shareholders’ equity, and cash flows for periods subsequent to the acquisition date.
The following
table summarizes the allocation of consideration exchanged for the estimated fair value of tangible and identifiable intangible assets acquired and liabilities assumed:

(dollars in thousands)
Consideration:
Cash	$4,125
Transaction costs	270

Fair value of consideration exchanged	$4,395

Recognized amounts of identifiable assets acquired and liabilities assumed:
Intangible asset—dispensary license	$6,144
Accrued expenses	(121)
Deferred tax liability	(1,628)

Total net assets acquired	$4,395

(e) Leef Industries, LLC
On November 30, 2018, the Company acquired 80% of the issued and outstanding membership interests of Leef Industries, LLC. Payment for 19% occurred in 2019 and payment for the remaining 1% was made in 2020. The purpose of this acquisition was to acquire the recreational marijuana license. The Company deterred that the net assets acquired did not meet the definition of a business in accordance with ASC 805, Business Combinations, and was therefore accounted for as an asset acquisition. Operating results of the acquired entity are included in the accompanying consolidated statement of operations and comprehensive income, changes in shareholders’ equity, and cash flows for periods subsequent to the acquisition date.
The following table summarizes the allocation of consideration exchanged for the estimated fair value of tangible and identifiable intangible assets acquired and liabilities assumed:

(dollars in thousands)
Consideration:
Cash	$3,250
Balance of Purchase Price Payable	750
Transaction costs	25

Fair value of consideration exchanged	$4,025

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$7
Inventory	19
Property and equipment, net	8
Intangible assets:
Dispensary License	5,470
Tradename	10
Accrued expenses	(38)
Deferred tax liability	(1,452)

Total net assets acquired	$4,025

(f) Patient Centric of Martha’s Vineyard Ltd.
In October 2020, Life Essence, entered into an asset purchase agreement with Patient Centric of Martha’s Vineyard Ltd. or PCMV, pursuant to which Life Essence agreed to purchase certain assets of PCMV including the rights to a Provisional Marijuana Retailer License from the Massachusetts Cannabis Control Commission, the right to exercise an option held by PCMV to lease real property in Framingham, Massachusetts for use as a marijuana retailer, and necessary municipal entitlements to operate as a marijuana retailer at the property. Life Essence has agreed to acquire these assets for an aggregate purchase price of $4.7 million payable in Subordinate Voting Shares totaling 258,383, of which 10,881 are subject to a holdback for six months as security for any indemnity claims by us under the asset purchase agreement. The asset purchase agreement includes customary representations, warranties, and indemnities. We expect the closing of the transaction to occur promptly following receipt of applicable state and local regulatory approvals. The issuance of the Subordinate Voting Shares at the closing will have a dilutive impact on our existing shareholders. The closing of the asset acquisition is subject to customary closing conditions including necessary regulatory approvals.